BPV Large Cap Value Fund
Summary of the BPV Large Cap Value Fund – Institutional Shares
Investment Objective. The investment objective of the BPV Large Cap Value Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BPV Large Cap Value Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BPV Large Cap Value Fund Institutional Shares
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	1.85%
Total Annual Fund Operating Expenses		2.50%
Fee Waiver and/or Expense Reimbursement	[1][2]	(1.70%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1][2]	0.80%
[1]	Because the Fund is new, "Other Expenses" are estimated for the current fiscal year.
[2]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 0.80%. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the fiscal year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 0.80% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2015 without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
BPV Large Cap Value Fund Institutional Shares	82	616

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy of the Fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. For purposes of the Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Value Index (between $1.8 billion and $422 billion as of May 31, 2013) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Value Index are subject to change.

The Fund seeks to outperform the Russell 1000 Value Index. To do so, the Fund's sub-adviser, AJO, LP (the "Sub-Adviser", and collectively, with the Adviser, the "Advisers"), uses the Sub-Adviser's quantitative process to construct a diversified investment portfolio. The underlying process relies on broad categories of attractiveness (e.g., value, management, momentum and sentiment), and considers industry data, fundamental characteristics and various statistical measures of risk, as well as transaction costs.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Quantitative Model Risk: The share price of the Fund changes daily based on the performance of the securities in which the Fund invests, the selection of which is determined primarily by a quantitative model. The ability of the Fund to meet its investment objective is directly related to the ability of the quantitative model to measure accurately value indicators or other factors and appropriately react to current and developing market trends. There can be no assurance that the use of the quantitative model will enable the Fund to achieve positive returns or outperform the market, and if the quantitative model fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

• Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Undervalued Stocks Risk. Undervalued stocks include stocks that the Sub-Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund may suffer losses.

• New Fund Risk. The Fund was formed in 2014, and while the investment strategy of the Fund is similar to the other registered investment companies sub-advised by the Sub-Adviser, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. The Fund is new and does not have a performance history for a full calendar year to report.
BPV Large Cap Value Fund
Summary of the BPV Large Cap Value Fund – Advisor Shares
Investment Objective. The investment objective of the BPV Large Cap Value Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BPV Large Cap Value Fund Advisor Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BPV Large Cap Value Fund Advisor Shares
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	1.85%
Total Annual Fund Operating Expenses		2.75%
Fee Waiver and/or Expense Reimbursement	[1][2]	(1.70%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1][2]	1.05%
[1]	Because the Fund is new, "Other Expenses" are estimated for the current fiscal year.
[2]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 0.80%. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the fiscal year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 0.80% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2015 without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Advisor Shares of the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Advisor Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
BPV Large Cap Value Fund Advisor Shares	107	692

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy of the Fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. For purposes of the Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Value Index (between $1.8 billion and $422 billion as of May 31, 2013) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Value Index are subject to change.

The Fund seeks to outperform the Russell 1000 Value Index. To do so, the Fund's sub-adviser, AJO, LP (the "Sub-Adviser", and collectively, with the Adviser, the "Advisers"), uses the Sub-Adviser's quantitative process to construct a diversified investment portfolio. The underlying process relies on broad categories of attractiveness (e.g., value, management, momentum and sentiment), and considers industry data, fundamental characteristics and various statistical measures of risk, as well as transaction costs.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Quantitative Model Risk: The share price of the Fund changes daily based on the performance of the securities in which the Fund invests, the selection of which is determined primarily by a quantitative model. The ability of the Fund to meet its investment objective is directly related to the ability of the quantitative model to measure accurately value indicators or other factors and appropriately react to current and developing market trends. There can be no assurance that the use of the quantitative model will enable the Fund to achieve positive returns or outperform the market, and if the quantitative model fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

• Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Undervalued Stocks Risk. Undervalued stocks include stocks that the Sub-Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund may suffer losses.

• New Fund Risk. The Fund was formed in 2014, and while the investment strategy of the Fund is similar to the other registered investment companies sub-advised by the Sub-Adviser, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. The Fund is new and does not have a performance history for a full calendar year to report.